Vessels in Operation (Details Narrative) $ in Thousands		2 Months Ended		3 Months Ended		5 Months Ended		9 Months Ended	12 Months Ended
	Jan. 09, 2026	Mar. 10, 2025 USD ($)	Feb. 19, 2025 USD ($)	Mar. 24, 2025 USD ($)	Mar. 23, 2023 USD ($)	May 31, 2025 USD ($)	May 23, 2025	Oct. 13, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Unpaid capitalized expenses									$ 11,550	$ 13,556	$ 2,679
Gain (Loss) on Disposition of Property Plant Equipment									46,272	(0)	(0)
Tangible Asset Impairment Charges									0	0	18,830
Property, Plant and Equipment, Net									$ 1,962,888	1,884,640
Number of unencumbered vessels									18
Payments for Construction in Process									$ 33,226	24,154	9,587
Advances for other vessel additions									$ 5,761	11,784
2027 Secured Notes (c) [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral									16
Other Loan Facilities [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral									36
Three E C O Vessels I [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs									8,586
Property, Plant and Equipment, Additions									$ 90,000
Two Out Of Three E C O Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date									various dates in December 2025
Third E C O Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	January 9, 2026
Payments for Construction in Process									$ 30,200
Cypress [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	8,586								8,586
Vessel delivery date	January 9, 2026
Advances for vessel acquisition									$ 30,200
Dimitris Y [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date								October 13, 2025
Sale price agreed in Memorandum of Agreement						$ 35,600
Proceeds from Sale of Property, Plant, and Equipment						$ 35,085
Collateral description						the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027
Gain (Loss) on Disposition of Property Plant Equipment						$ 17,943
Keta [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs				2,207
Proceeds from Sale of Property, Plant, and Equipment				$ 11,944
Collateral description				the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027
Gain (Loss) on Disposition of Property Plant Equipment				$ 7,121
Tasman [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs		5,936
Proceeds from Sale of Property, Plant, and Equipment		$ 30,846
Collateral description		the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027
Gain (Loss) on Disposition of Property Plant Equipment		$ 17,929
Akiteta [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs			2,220
Proceeds from Sale of Property, Plant, and Equipment			$ 10,693
Collateral description			the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027
Gain (Loss) on Disposition of Property Plant Equipment			$ 3,279
GSL Amstel [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					$ 5,940
Collateral description					the vessel was released as collateral under the Company’s $140,000 loan facility with Credit Agricole Corporate and Investment Bank, Hamburg Commercial Bank AG, E.Sun Commercial Bank, Ltd, CTBC Bank Co. Ltd. and Taishin International Bank		the vessel was released as collateral
Two Vessel Group [Member]
Property, Plant and Equipment [Line Items]
Tangible Asset Impairment Charges											18,830
Property, Plant and Equipment, Net											43,830
Property, Plant, and Equipment, Fair Value Disclosure											$ 25,000
Fourth High Reefer ECO Vessels [Member]
Property, Plant and Equipment [Line Items]
Payments for Construction in Process										$ 6,850